Related Party Transactions (Details) - Schedule of amounts due to related parties - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amounts due to related parties		$ 500	$ 730
Mr. Wang jian [Member]
Debt Instrument [Line Items]
Amounts due to related parties	[1]		230
TKK Symphony Sponsor 1 [Member]
Debt Instrument [Line Items]
Amounts due to related parties		$ 500	$ 500

[1]	Legal representative, Director, and General Manager of Glary Prosperity